Retirement Annuity Mutual Funds
(prospectus enclosed)


1998 annual report


AMERICAN
EXPRESS
Financial
Advisors


(This annual report includes a prospectus that describes in detail the Fund's, objectives, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)


Managed by IDS Life Insurance Company

The Retirement Annuity Mutual Funds provide several alternatives to consider for investment through your annuity contracts.

 Contents

       1998 annual report

       From the chairman                                                4

       Capital Resource Fund                                            5
       From the portfolio manager                                       5
       The Fund's ten largest holdings                                  6
       The Fund's long-term performance                                 7

       Special Income Fund                                              8
       From the portfolio manager                                       8
       The Fund's ten largest holdings                                  9
       The Fund's long-term performance                                10

       Managed Fund                                                    11
       From the portfolio manager                                      11
       The Fund's ten largest holdings                                 12
       The Fund's long-term performance                                13

       Moneyshare Fund                                                 14
       From the portfolio manager                                      14

       International Equity Fund                                       15
       From the portfolio manager                                      15
       The Fund's ten largest holdings                                 16
       The Fund's long-term performance                                17

       Aggressive Growth Fund                                          18
       From the portfolio manager                                      18
       The Fund's ten largest holdings                                 19
       The Fund's long-term performance                                20

       Global Yield Fund                                               21
       From the portfolio manager                                      21
       The Fund's ten largest holdings                                 22
       The Fund's long-term performance                                23

       Growth Dimensions Fund                                          24
       From the portfolio manager                                      24
       The Fund's ten largest holdings                                 25
       The Fund's long-term performance                                26

       Income Advantage Fund                                           27
       From the portfolio manager                                      27
       The Fund's ten largest holdings                                 28
       The Fund's long-term performance                                29

       All Funds                                                       30
       Independent auditors' report                                    30
       Financial statements                                            31
       Notes to financial statements                                   42
       Investments in securities                                       59

       1998 prospectus

       The Funds in brief                                              3p
       Sales charge and expenses                                       4p
       Performance                                                     5p
       Investment policies and risks                                  21p
       How to invest, transfer or redeem shares                       32p
       Distributions and taxes                                        33p
       How the Funds are organized                                    34p
       About American Express Financial Corporation                   47p

     The purpose of this annual report is to tell investors how the Funds performed.

     (icon of) one open book inside of another

     The prospectus, which is bound into the middle of this annual report, describes the Funds in detail.

     (This annual report is not part of the prospectus.)

 To our contract owners

      From the chairman

     The past 12 months was an extremely volatile period for financial assets, especially U.S. stocks. In the end, though, most of the IDS Life Retirement Annuity Mutual Funds registered positive performance during the period, which ran from September 1997 through August 1998.

     While the financial markets can experience substantial swings on a short-term basis, historically they have provided attractive returns over the long term. A focus on long-term financial objectives and a balanced investment program are good guidelines for investing in today's economic environment.

     The IDS Life Retirement Annuity Mutual Funds allow you to take advantage of long-term opportunities through a variety of investment avenues. Your American Express financial advisor can tell you about the role each fund can play in meeting your long-term financial objectives.

     Your advisor also can help make sure your investment and protection strategies continue to fit your financial situation. As your objectives and time horizons change, talk to your advisor about the broad range of American Express products and services designed to help you meet a variety of investment and protection needs.



      William R. Pearce
     (picture of) William R. Pearce
      William R. Pearce
      Chairman of the board

      (This annual report is not part of the prospectus.)

      From the portfolio manager

     A gain well into double digits was erased at the end of the past fiscal year, pushing the Fund's performance into slightly negative territory for the period as a whole. The loss came to 1.7% for the fiscal year -- September 1997 through August 1998. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, or the annuity contract.)

     Supported by the positive fundamentals of solid economic growth, low inflation, falling long-term interest rates and good corporate profits, the market got off to a strong start last September. The good times came to an abrupt end in October, though, when a financial crisis in Southeast Asia sent shock waves through stock markets worldwide.

     That set the tone for the rest of the fiscal year, as investors' mood swings whipsawed the U.S. market on an almost daily basis. Still, by mid-summer, the Fund's performance was solidly in the plus column, led by its core holdings among large-capitalization U.S. issues, especially those of retailers and computer software companies.

     But as the period wound down, the "Asian flu" spread to other markets, particularly Russia and Latin America. That quickly re-ignited fears that the profits of U.S. companies would ultimately suffer, which in turn spawned a wave of stock selling that drove down the market by nearly 20% over the final six weeks of the period. For the Fund, the final four trading days were especially dramatic as its value fell by approximately 15%.

     Looking at shifts in the Fund's portfolio, early in the period I sold some technology stocks that appeared vulnerable to the Asian situation, then added some back last summer after prices dropped. Those purchases were largely funded by a reduction in financial services stocks. I left the substantial exposure to consumer cyclical stocks -- including retailers in the food, clothing, home improvement and drug businesses -- virtually unchanged. I kept cash reserves quite low -- well under 5% -- throughout the year, a reflection of my underlying bullish outlook for stocks.

     Although I expect little, if any, let up in market volatility, I continue to believe that the pluses outweigh the minuses for stock investors. In my view, the key continues to be finding companies that will be able to deliver consistently good profits in an unsettled global investment environment.



      Joseph M. Barsky
     (picture of) Joseph M. Barsky
      Joseph M. Barsky
      Portfolio Manager

      (This annual report is not part of the prospectus.)


     The Fund's ten largest holdings

     Capital Resource Fund

                                                                       Percent                                  Value
                                                        (of Fund's net assets)                   (as of Aug. 31, 1998)

       General Electric                                                3.59%                             $160,000,000

       Wal-Mart Stores                                                 2.90                               129,250,000

       Tyco Intl                                                       2.49                               111,000,000

       Safeway                                                         2.30                               102,375,000

       ACE                                                             2.16                                95,700,000

       Microsoft                                                       1.94                                86,343,750

       Exxon                                                           1.91                                85,068,750

       Coca-Cola                                                       1.90                                84,662,500

       Kohl's                                                          1.84                                81,787,500

       Gap                                                             1.83                                81,700,000

     For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.

     (icon of) pie chart

     The ten holdings listed here make up 22.86% of the Fund's net assets

     (This annual report is not part of the prospectus.)

 The Fund's long-term performance

 Capital Resource Fund

How $10,000 has grown in Capital Resource Fund


$40,000
                                                          S&P 500
                                                                      Capital
                                                                     Resource
                                                                         Fund
                                                                      $35,873

$30,000


$20,000


$10,000


'88    '89    '90    '91    '92    '93    '94    '95    '96    '97    '98

 Average annual total returns
 (as of Aug. 31, 1998)
                                  1 year         5 years         10 years
                                  -1.67%         +11.02%          +13.63%

     On the graph above you can see how the Fund's total return compared to a widely cited performance index, the Standard & Poor's 500 Stock Index (S&P
     500).

     The S&P 500, an unmanaged list of common stocks, is frequently used as a general measure of the market performance.

     Your investment and return values fluctuate so that your accumulation units, when redeemed, may be worth more or less than their original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results. The above graph does not reflect expenses that apply to the variable accounts or the annuity contracts.

     (This annual report is not part of the prospectus.)

 To our contract owners

      Special Income Fund

      From the portfolio manager

     A major downturn in smaller foreign markets late in the period eroded much of the Fund's previous gain, leaving it with a modest advance over the past 12 months. For the fiscal year -- September 1997 through August 1998 -- the Fund's value increased 1.5%. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, or the annuity contract.)

     Thanks to remarkably low inflation, long-term interest rates in the U.S. declined substantially in the period, boosting bond prices along the way. The Fund's performance was enhanced thanks to its longer-than-average duration, a strategy that increases the Fund's sensitivity to interest-rate changes.

     The great majority of the investments (about 90%) were in U.S. bonds, including government and corporate issues. The best performers were U.S. Treasury bonds, which benefited the most from the interest-rate decline. Corporate bond holdings, including high-yield, or junk, issues, performed well early in the period, then slacked off as concerns emerged about the possibility of an economic slowdown in the U.S.

     But it was the holdings in emerging markets (smaller markets in developing foreign countries) that did the real damage. Sparked by financial turmoil in Southeast Asia, emerging market bonds as a whole first suffered a sharp decline last fall. That was followed by several months of relative stability, then another sizable sell-off this past August. Although the Fund had, at the peak, only 15% of its assets in emerging markets, chiefly Russia and Latin America, the severity of the decline was enough to be a notable drag on overall performance.

     As for changes to the Fund's portfolio, I reduced the exposure to certain U.S. mortgage-backed bonds, whose performance lags when interest rates come down. Most of that money went into U.S. Treasury bonds and corporate bonds, which performed better in the falling-rate environment.

     Looking to the current fiscal year, I remain optimistic about the environment for bonds, especially U.S. government issues. Beyond that, I think the worst is probably over for the emerging markets, whose bonds continue to provide above-average income for the Fund. Therefore, barring any major negative surprises, I expect better overall results for the Fund in the months ahead.



      Steven C. Merrell
     (picture of) Steven C. Merrell
      Steven C. Merrell
      Portfolio manager

      (This annual report is not part of the prospectus.)


 The Fund's ten largest holdings

      Special Income Fund

                                                                       Percent                                  Value
                                                        (of Fund's net assets)                   (as of Aug. 31, 1998)

       Hydro-Quebec                                                    1.30%                              $24,136,799
      8.50% 2029

       Time Warner                                                     1.13                                21,000,000
      7.57% 2024

       United Kingdom Treasury                                          .94                                17,427,361
      8.00% 2003

       Wal-Mart CRAVE Trust                                             .72                                13,275,158
      7.00% 2006

       Nationwide CSN Trust                                             .70                                13,020,840
      9.88% 2025

       Republic of Korea                                                .67                                12,400,637
      8.88% 2008

       Morgan (JP)                                                      .67                                12,387,764
      4.00% 2012

       Govt of Canada                                                   .65                                11,949,342
      10.50% 2001

       News America Holdings                                            .63                                11,639,500
      10.13% 2012

       Provident Cos                                                    .62                                11,472,229
      7.41% 2038

     Excludes U.S. Treasury and government agency holdings.

     For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.

     (icon of) pie chart

     The ten holdings listed here make up 8.03% of the Fund's net assets

     (This annual report is not part of the prospectus.)

 The Fund's long-term performance

      Special Income Fund

How $10,000 has grown in Special Income Fund

                                                                     Special
                                                                      Income
                                                                        Fund
                                                                     $23,268

$20,000

                                   Lehman Brothers
                              Aggregate Bond Index


$10,000


'88    '89    '90    '91    '92    '93    '94    '95    '96    '97    '98

 Average annual total returns
 (as of Aug. 31, 1998)
                                  1 year         5 years         10 years
                                  +1.54%          +6.25%           +8.81%

     On the graph above you can see how the Fund's total return compared to a widely cited performance index, the Lehman Brothers Aggregate Bond Index.

     The Lehman Brothers Aggregate Bond Index is made up of a representative list of government and corporate bonds as well as asset-backed securities and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. However, the securities used to create the index may not be representative of the bonds held in Special Income Fund.

     Your investment and return values fluctuate so that your accumulation units, when redeemed, may be worth more or less than their original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results. The above graph does not reflect expenses that apply to the variable accounts or the annuity contracts.

     (This annual report is not part of the prospectus.)

 To our contract owners

      Managed Fund

      From the portfolio manager

      A steep decline in the U.S. stock market late in the fiscal year turned a very rewarding period into a modestly positive one for the Fund. For the 12 months as a whole - September 1997 through August 1998 - the Fund's value appreciated 1.7%. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, or the annuity contract.)

      Buoyed by ongoing low inflation, falling long-term interest rates and solid economic growth, the stock market responded with a sharp rally at the outset of the period. Although that strong start was reversed in October by fallout from financial turmoil in Asia, stocks enjoyed another strong spurt in February and March, followed by another in early summer.

      But by mid-July, spreading problems in other foreign markets, particularly Russia and Latin America, again had investors concerned that U.S. companies would soon experience a fall-off in profits. This time, the stock-selling that ensued was longer-lasting, and eventually resulted in the Fund losing nearly 12% in August.

     The U.S. bond market enjoyed considerably more consistent performance, as an overall decline in long-term interest rates drove up bond values, especially U.S. Treasury issues. However, bonds issued in smaller foreign markets were hard hit. While the Fund had only modest holdings in those markets, the severity of the downturn did hurt performance. On the other hand, the long duration structure of our bond holdings in the U.S. (a long duration makes the value of the Fund's bonds more sensitive to interest-rate swings) enhanced performance for most of the 12 months.

     Given our belief that the prospects for U.S. stock gains appeared less positive, last winter we shifted more money into U.S. bonds, especially Treasury issues, bringing the asset mix to approximately 65% stocks and 35% bonds. Our stock emphasis remained on large U.S. companies with consistent earnings growth and relatively little vulnerability to problems stemming from emerging markets. Most of the Fund's stock investments focused on the technology, financial services, health care and consumer products sectors.

     Looking ahead, we think that the investment fundamentals continue to favor U.S. stocks and bonds. However, potential gains will likely be accompanied by substantial market volatility.



      Alfred Henderson
     (picture of) Alfred Henderson
      Alfred Henderson
      Portfolio Manager

      Deborah L. Pederson
     (picture of) Deborah L. Pederson
      Deborah L. Pederson
      Portfolio manager

      (This annual report is not part of the prospectus.)


 The Fund's ten largest holdings

      Managed Fund

                                                                       Percent                                       Value
                                                        (of Fund's net assets)                        (as of Aug. 31, 1998)

       Merck & Co                                                      2.33%                             $102,604,687

       General Electric                                                2.09                                92,000,000

       AirTouch Communications                                         1.50                                66,093,750

       Travelers Group                                                 1.49                                65,785,938

       Microsoft                                                       1.43                                63,107,687

       Washington Mutual                                               1.36                                60,000,000

       Tyco Intl                                                       1.32                                58,275,000

       Home Depot                                                      1.22                                53,707,500

       Intel                                                           1.13                                49,831,250

       Morgan Stanley, Dean Witter, Discover & Co                      1.12                                49,353,125

     Excludes U.S. Treasury and government agency holdings.

     For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.

     (icon of) pie chart

     The ten holdings listed here make up 14.99% of the Fund's net assets

     (This annual report is not part of the prospectus.)

 The Fund's long-term performance

      Managed Fund

How $10,000 has grown in Managed Fund


$40,000


                                                                     Managed
                                                                        Fund
                                                                     $34,281
                                                      S&P 500
$30,000


$20,000


$10,000


'88    '89    '90    '91    '92    '93    '94    '95    '96    '97    '98

 Average annual total returns
 (as of Aug. 31, 1998)
                                  1 year         5 years         10 years
                                  +1.74%         +10.36%          +13.11%

     On the graph above you can see how the Fund's total return compared to a widely cited performance index, the Standard & Poor's 500 Stock Index (S&P
     500).

     The S&P 500, an unmanaged list of common stocks, is frequently used as a general measure of the market performance.

     Your investment and return values fluctuate so that your accumulation units, when redeemed, may be worth more or less than their original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results. The above graph does not reflect expenses that apply to the variable accounts or the annuity contracts.

     (This annual report is not part of the prospectus.)

 To our contract owners

      Moneyshare Fund

      From the portfolio manager

     Moneyshare Fund's yield was little changed during the past 12 months (September 1997 through August 1998), reflecting largely stable short-term interest rates over the period.

     For the seven-day period ended Aug. 31, 1998, the Fund's compound annualized yield was 5.20%, and the simple annualized yield was 5.07%. In keeping with its objective, the Fund maintained a $1 per share price throughout the 12 months. (Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.)

     With inflation remaining subdued and the economy showing no signs of either overheating or falling into recession, the Federal Reserve Board (the Fed) elected to leave short-term interest rates unchanged through the period. Concern about potentially higher inflation was also eased by the financial crises in several foreign markets, which many observers believed would eventually restrain U.S. economic growth and, thus, temper a possible increase in consumer prices. Short-term interest rates did rise briefly in early January and July without prompting by the Fed, but quickly returned to their previous levels.

     Because I was expecting the Fed to raise rates slightly, I kept the average maturity of the Fund's investments at about 40 days. This strategy is based on the fact that the longer the Fund's average maturity, the longer it takes the Fund's yield to respond to a change in interest rates. Therefore, when rates rise, a shorter maturity allows me to more quickly add new, higher-yielding investments, which modestly increases the income paid to shareholders. On the other hand, should rates decline, a shorter maturity results in slightly less income. As always, the entire portfolio remained invested in first-rated commercial paper, bank letters of credit and certificates of deposit.

     Looking to the current fiscal year, at this point (mid-September) it appears that the Fed is likely to leave short-term interest rates unchanged. Given that, I intend to extend the average maturity slightly, while retaining enough flexibility to take advantage of any brief rate spikes occurring independently in the marketplace.



      Terry Fettig
     (picture of) Terry Fettig
      Terry Fettig
      Portfolio manager

     (This annual report is not part of the prospectus.)

 To our contract owners

      International Equity Fund

      From the portfolio manager

     A sharp decline in foreign stock markets late in the period wiped out much of what had been a substantial gain by the Fund. Still, for the fiscal year as a whole -- September 1997 through August 1998 -- the Fund's value did increase by 4.1%. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, or the annuity contract.)

     The period got off to a very strong start, as several markets, including those in Europe, Hong Kong and Southeast Asia, rallied strongly. However, the environment changed abruptly the next month, as a currency crisis in Southeast Asia ultimately led to major downturns in financial markets worldwide, especially in the so-called emerging markets of Asia, Latin America and Eastern Europe.

     For the next several months, the "Asian flu" dissipated somewhat, allowing some emerging markets to recover their footing and, in certain cases, even regain a bit of lost ground. By contrast, Europe was a star performer during that time, as strengthening economies and healthy corporate profits drove stock prices higher. But in August, the emerging markets suffered a serious relapse that quickly spread around the globe. In the end, the Fund was forced to give back most of what it had gained during the previous 11 months.

     Fortunately for the Fund's performance, the great majority of its holdings (up to approximately 80%) was concentrated in Europe over the period, including the United Kingdom, Italy, France, the Netherlands, Germany and Switzerland. Much of the time, those markets performed quite positively, while weathering the downturns relatively well. The primary investment theme in Europe was corporate restructuring -- focusing on companies that were strengthening their business positions through cost reduction and other streamlining efforts.

     Looking toward the current fiscal year, I believe European markets continue to be in the best position to advance. Therefore, I expect to keep the bulk of the portfolio invested there. As for the emerging markets, while the worst may be over, uncertainty continues to cloud the outlook. Should those markets experience additional downturns, the fallout could again spread to the larger, more established markets. Still, in the end, I believe time remains firmly on the side of the patient investor.



      Peter Lamaison
     (picture of) Peter Lamaison
      Peter Lamaison
      Portfolio manager

     (This annual report is not part of the prospectus.)


 The Fund's ten largest holdings

      International Equity Fund

                                                                       Percent                                       Value
                                                        (of Fund's net assets)                        (as of Aug. 31, 1998)

       Mannesmann (Germany)                                            5.01%                             $101,278,522

       Banque Natl de Paris (France)                                   4.93                                99,739,768

       ING Groep (Netherlands)                                         4.14                                83,725,688

       Orange (United Kingdom)                                         3.80                                76,907,851

       Bayerische Vereinsbank (Germany)                                3.71                                75,025,232

       UBS (Switzerland)                                               3.63                                73,534,374

       Novartis (Switzerland)                                          3.42                                69,162,209

       Rhone-Poulenc Cl A (France)                                     3.42                                69,101,624

       Instituto Bancario San Paolo di Torino (Italy)                  3.35                                67,871,573

       Credito Italiano (Italy)                                        2.99                                60,460,955

     For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.

     (icon of) pie chart

     The ten holdings listed here make up 38.40% of the Fund's net assets

     (This annual report is not part of the prospectus.)

 The Fund's long-term performance

      International Equity Fund

How $10,000 has grown in International Equity Fund




$20,000

                                                                   International
                                                                     Equity Fund
                                              Morgan Stanley             $16,933
                                       Capital International
                                                 World Index

$10,000


1/31/92       8/92       '93        '94       '95       '96       '97       '98

 Average annual total returns
 (as of Aug. 31, 1998)
                                                                    Since
                                  1 year         5 years        inception*
                                  +4.09%          +7.06%           +8.26%

*Inception date was Jan. 13, 1992.

     On the graph above you can see how the Fund's total return compared to a widely cited performance index, the Morgan Stanley Capital International World Index (World Index).

     The World Index, compiled from a composite of securities listed on the markets of North America, Europe, Australasia and the Far East is widely recognized by investors as the measurement index for portfolios that invest in the major markets of the world.

     Your investment and return values fluctuate so that your accumulation units, when redeemed, may be worth more or less than their original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results. The above graph does not reflect expenses that apply to the variable accounts or the annuity contracts.

     (This annual report is not part of the prospectus.)

 To our contract owners

      Aggressive Growth Fund

      From the portfolio manager

     Small-capitalization stocks faced an extremely volatile and often difficult environment during the past 12 months. As a result, the Fund's value depreciated 16.4% over its fiscal year -- September 1997 through August 1998. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, or the annuity contract.)

     The period began on a positive note, as small-cap stocks powered their way to a big gain last September. But from that point, the downs outweighed the ups, as financial turmoil in many foreign markets raised concerns that U.S. companies doing business in those parts of the world would experience a drop-off in earnings.

     Most vulnerable, it was assumed, would be technology-related companies, a substantial component of the small-cap sector and the largest area of investment for the Fund. Soon, the worries spread to smaller stocks as a whole, causing investors to shift increasingly toward the perceived safety of larger-cap issues.

     The first big hit to the U.S. market came last October, a result of shock waves created by a financial meltdown in Asia. The second storm hit home in July, as by that time Russia and Latin America had also come under severe pressure. The result was that the stock market, as measured by the Dow Jones Industrial Average, dropped nearly 20% during the final six weeks of the period.

     Nevertheless, at times during the fiscal year, market psychology would suddenly turn positive, allowing small stocks to reassert themselves and, temporarily at least, outperform big stocks. But over the long run, this only added to the volatility, which resulted in fluctuations in the Fund's monthly performance of as much as 8%.

     In response to the conditions, I reduced the Fund's holdings of stocks representing companies, both foreign and domestic, with ties to Asia, especially in the technology and electronics areas. In fact, by last January, all foreign stocks had been eliminated from the portfolio. Prior to that, I also substantially raised the cash reserves in the Fund, again to provide a buffer against further fallout from the Asian situation.

     Looking ahead, should the U.S. stock market manage to gain ground, I think small stocks, with their relatively attractive valuations, are in good position to advance. Still, considerable volatility is likely to accompany any upturn we may experience.



      Martin G. Hurwitz
     (picture of) Martin G. Hurwitz
      Martin G. Hurwitz
      Portfolio manager

     (This annual report is not part of the prospectus.)


 The Fund's ten largest holdings

      Aggressive Growth Fund

                                                                       Percent                                       Value
                                                        (of Fund's net assets)                        (as of Aug. 31, 1998)

       HBO & Co                                                        2.71%                              $53,528,750

       Outdoor Systems                                                 2.38                                47,081,249

       Watson Pharmaceuticals                                          1.77                                34,923,438

       Network Associates                                              1.51                                29,786,905

       Legato Systems                                                  1.26                                24,938,750

       Tyco Intl                                                       1.24                                24,420,000

       Health Management Associates Cl A                               1.23                                24,384,375

       Chancellor Media                                                1.22                                24,089,062

       Elan ADR                                                        1.19                                23,500,000

       Policy Management Systems                                       1.18                                23,380,000

     For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.

     (icon of) pie chart

     The ten holdings listed here make up 15.69% of the Fund's net assets

     (This annual report is not part of the prospectus.)

 The Fund's long-term performance

      Aggressive Growth Fund

How $10,000 has grown in Aggressive Growth Fund




$20,000                                                    S&P 500

                                                                      Aggressive
                                                                     Growth Fund
                                                                         $16,245



$10,000


1/31/92       8/92       '93        '94       '95       '96       '97       '98

 Average annual total returns
 (as of Aug. 31, 1998)
                                                                    Since
                                  1 year         5 years       inception*
                                 -16.40%          +6.75%           +7.59%

*Inception date was Jan. 13, 1992.

     On the graph above you can see how the Fund's total return compared to a widely cited performance index, the Standard & Poor's 500 Stock Index (S&P
     500).

     The S&P 500, an unmanaged list of common stocks, is frequently used as a general measure of the market performance.

     Your investment and return values fluctuate so that your accumulation units, when redeemed, may be worth more or less than their original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results. The above graph does not reflect expenses that apply to the variable accounts or the annuity contracts.

     (This annual report is not part of the prospectus.)

 To our contract owners

      Global Yield Fund

      From the portfolio manager

     Despite two sharp sell-offs in emerging market bonds, the Fund managed to generate positive results during the past 12 months. For the fiscal year -- September 1997 through August 1998 -- the Fund's value appreciated 3.8%. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, or the annuity contact.)

     With low inflation prevailing in the U.S. and Europe, long-term interest rates followed an overall declining path through much of the period, boosting bond values in the process. Because the portfolio was concentrated in those markets and had a longer-than-average duration -- an investment strategy that increases its sensitivity to interest-rate changes -- the Fund enjoyed especially good performance from the rate drop.

     The only real trouble spot was the emerging markets, where 10%-15% of the portfolio was invested. Problems began last fall, when a financial crisis in Southeast Asia sent many emerging markets into a nosedive. After several months of relative stability, those markets experienced another substantial sell-off this past August. Although the Fund's emerging-market investments were comparatively small and concentrated mainly in Latin America, the downturns did detract from performance.

     As has long been the case for the Fund, I kept the majority of assets invested in U.S. bonds and foreign government bonds denominated in dollars or hedged back into dollars. (This strategy lessens the portfolio's exposure to changes in currency values, which can help or hurt the Fund's return.) Based on the expectation that the dollar would remain strong against most foreign currencies, which it did for the most part, I wanted to limit any potential erosion of the Fund's gain. Also beneficial to performance was a decision to virtually eliminate exposure to bonds issued in Japan, whose economy remained in recession.

     As the new fiscal year begins, my outlook is still a positive one, essentially because the low-inflation trend that has buoyed bonds in most major markets remains in place. Assuming that continues, as I expect, interest rates are unlikely to rise and, in fact, may even decline a bit more in the U.S. and Europe. Therefore, I'm maintaining the emphasis on those markets and, in particular, government bonds.



      Michael Ng
     (picture of) Michael Ng
      Michael Ng
      Portfolio manager

     (This annual report is not part of the prospectus.)


 The Fund's ten largest holdings

      Global Yield Fund

                                                                       Percent                                       Value
                                                        (of Fund's net assets)                        (as of Aug. 31, 1998)

       U.S. Treasury                                                   8.06%                              $14,785,413
      7.50% 2016

       U.S. Treasury                                                   3.46                                 6,334,328
      7.50% 2005

       Federal Republic of Germany                                     3.15                                 5,770,343
      6.50% 2027

       U.S. Treasury                                                   2.48                                 4,550,670
      5.875% 2000

       Govt of Norway                                                  2.26                                 4,142,144
      9.00% 1999

       Federal Republic of Germany                                     2.04                                 3,742,500
      6.00% 2016

       Govt of Italy                                                   2.00                                 3,663,240
      8.50% 2004

       Federal Republic of Germany                                     2.00                                 3,658,685
      7.50% 2004

       United Kingdom Treasury                                         1.89                                 3,468,243
      9.00% 2000

       Govt of Canada                                                  1.88                                 3,450,429
      8.00% 2023

     Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order, and lack of similar regulatory requirements followed by U.S. companies.

     For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.

     (icon of) pie chart

     The ten holdings listed here make up 29.22% of the Fund's net assets

     (This annual report is not part of the prospectus.)

 The Fund's long-term performance

      Global Yield Fund

How $10,000 has grown in Global Yield Fund


                                                                    Global Yield
                                                                            Fund
                                    Lipper Global                        $11,305
                                Income Fund Index

$10,000                                Salomon Brothers
                                      Global Government
                                   Bond Composite Index




5/96    8/96    11/96    2/97     5/97     8/97    11/97    2/98   5/98    8/98

 Average annual total returns
 (as of Aug. 31, 1998)
                                  1 year             Since
                                                inception*
                                  +3.82%            +5.38%

*Inception date was May 1, 1996.

     On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Lipper Global Income Fund Index and the Salomon Brothers Global Government Bond Composite Index.

     The Lipper Global Income Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to Global Yield Fund, although some funds in the index may have somewhat different investment policies or objectives.

     The Salomon Brothers Global Government Bond Composite Index is a representative list of government bonds of 17 countries throughout the world. The index is a general measure of government bond performance. Performance is expressed in the U.S. dollar as well as the currencies of governments making up the index. The bonds included in the index may not be the same as those in the Global Yield Fund.

     Your investment and return values fluctuate so that your accumulation units, when redeemed, may be worth more or less than their original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results. The above graph does not reflect expenses that apply to the variable accounts or the annuity contracts.

     (This annual report is not part of the prospectus.)

 To our contract owners

      Growth Dimensions Fund

      From the portfolio manager

     A sharp downturn in the U.S. stock market this past August severely penalized the Fund's overall performance for the fiscal year. Still, the Fund did generate positive results, as its value increased 3.2% for the period -- September 1997 through August 1998. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, or the annuity contract.)

     The period got off to a strong start, as falling long-term interest rates enhanced what was already a positive environment for stocks. But in October, currencies and stock markets in Asia went into a virtual free-fall. The result was severely weakened economies in many countries that had been substantial buyers of U.S. goods, particularly technology-related products. This situation immediately cast doubt on American companies' ability to sustain their earnings growth and, consequently, spawned a wave of stock-selling.

     Despite that cloud of concern, a steady decline in long-term interest rates and ongoing reports of tame inflation and solid economic growth provided support for stocks through the winter. But in August the "Asian flu," which by then had spread to several other foreign markets, hit home again, driving down the U.S. stock market by nearly 15% through the end of the month.

     The Fund's performance pattern generally followed that of the broad market, although its fluctuations were somewhat more dramatic. As has been the case for some time, I kept most of the Fund's assets invested in large-capitalization stocks in the technology/telecommunications, health care and financial/business services sectors, which continued to generate much of corporate America's greatest earnings growth. For the most part, I avoided foreign stocks. I did moderately reduce holdings in the technology sector last fall in light of the Asian turmoil, but that was the only notable change to the portfolio during the 12 months.

     As we begin a new fiscal year, two of the three driving factors for the stock market -- inflation and long-term interest rates -- remain encouragingly low. The third -- corporate earnings -- is more in doubt, as the fallout from foreign economies continues. Therefore, I plan to continue to concentrate investments in stocks of large, domestic companies that appear best able to generate consistent earnings growth.



      Gordon M. Fines
     (picture of) Gordon M. Fines
      Gordon M. Fines
      Portfolio manager

     (This annual report is not part of the prospectus.)


 The Fund's ten largest holdings

      Growth Dimensions Fund

                                                                       Percent                                       Value
                                                        (of Fund's net assets)                        (as of Aug. 31, 1998)

       General Electric                                                4.01%                              $78,615,999

       Wal-Mart Stores                                                 3.14                                61,605,249

       Cisco Systems                                                   3.01                                58,999,124

       Pfizer                                                          2.92                                57,269,399

       Microsoft                                                       2.31                                45,263,312

       BellSouth                                                       2.29                                44,929,007

       Safeway                                                         2.13                                41,784,750

       Norwest                                                         1.99                                38,984,400

       Travelers Group                                                 1.93                                37,807,499

       Bristol-Myers Squibb                                            1.90                                37,270,800

     For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.

     (icon of) pie chart

     The ten holdings listed here make up 25.63% of the Fund's net assets

     (This annual report is not part of the prospectus.)

 The Fund's long-term performance

      Growth Dimensions Fund

How $10,000 has grown in Growth Dimensions Fund


$20,000
                                              S&P 500
                                                               Growth Dimensions
                                                                            Fund
                                                                         $13,524

                            Lipper Growth
                               Fund Index
$10,000



5/96    8/96    11/96    2/97     5/97     8/97    11/97    2/98   5/98    8/98

 Average annual total returns
 (as of Aug. 31, 1998)
                                  1 year             Since
                                                inception*
                                  +3.19%           +13.72%

*Inception date was May 1, 1996.

     On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Standard & Poor's 500 Stock Index (S&P 500) and Lipper Growth Fund Index.

     The S&P 500, an unmanaged list of common stocks, is frequently used as a general measure of the market performance.

     Lipper Growth Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to Growth Dimensions Fund, although some funds in the index may have somewhat different investment policies or objectives.

     Your investment and return values fluctuate so that your accumulation units, when redeemed, may be worth more or less than their original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results. The above graph does not reflect expenses that apply to the variable accounts or the annuity contracts.

     (This annual report is not part of the prospectus.)

 To our contract owners

      Income Advantage Fund

      From the portfolio manager

     A sharp decline in high-yield bond values late in the fiscal year eroded much of the Fund's gain for the period, leaving the Fund with a modest advance overall. For the fiscal year -- September 1997 through August 1998 -- the Fund's value increased 1.0%. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, or the annuity contract.)

     Sparked mainly by ongoing reports of low inflation, long-term interest rates followed a generally declining path during the 12 months. Bond prices in the U.S. responded, as they naturally do when rates fall, by moving higher, augmenting the Fund's return. For high-yield bonds, the positive environment was, until mid-summer, complemented by solid, ongoing economic growth and generally healthy corporate profits.

     It was at that point that concerns arose about the ability of the economy and U.S. companies to sustain their growth in the wake of worsening problems in several emerging markets overseas. Most affected by the potential slump, they reasoned, would be issuers of high-yield bonds. The result was substantial selling and a steep price decline in the high-yield sector through the end of the period. That, combined with the Fund's relatively minor holdings among emerging market bonds themselves, principally in Latin America and Asia, nearly wiped out the gain generated by the Fund over the first 10 months of the fiscal year.

     On the positive side, demand for high-yield bonds remained healthy for most of the year, the chief exception being late in the period when the emerging markets crisis drove investors toward the perceived safe haven offered by U.S. Treasury bonds.

     Concurrently, the supply of high-yield issues was unusually great. Although the Fund's holdings were spread over a wide range of business sectors, three substantial areas of investment -- media, telecommunications and gaming -- provided the best overall performance.

     Although tame inflation and low long-term interest rates continue to work in bonds' favor, questions about how strong the economy and, ultimately, corporate profits will continue to cloud the outlook for the high-yield sector. My expectation is that the positive view will win out, allowing for better results in the current fiscal year.



      Jack Utter
     (picture of) Jack Utter
      Jack Utter
      Portfolio manager

     (This annual report is not part of the prospectus.)


 The Fund's ten largest holdings

      Income Advantage Fund

                                                                       Percent                                       Value
                                                        (of Fund's net assets)                        (as of Aug. 31, 1998)

       Outsourcing Solutions                                            .98%                               $5,520,862
      11.00% 2006

       Abbey Healthcare Group                                           .94                                 5,321,250
      9.50% 2002

       Comcast Cellular Holdings                                        .86                                 4,856,250
      9.50% 2007

       CSC Holdings                                                     .83                                 4,694,513
      11.13% Pay-in-kind Series M Preferred

       Adelphia Communications                                          .78                                 4,410,000
      8.38% 2008

       GFSI                                                             .73                                 4,130,000
      9.63% 2007

       CCPR Services                                                    .70                                 3,952,500
      10.00% 2007

       Outdoor Systems                                                  .70                                 3,952,500
      8.88% 2007

       NTL                                                              .70                                 3,949,999
      8.94% 2001

       NTL                                                              .69                                 3,911,040
      13.00% Pay-in-kind Series B Preferred

     For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.

     (icon of) pie chart

     The ten holdings listed here make up 7.91% of the Fund's net assets

     (This annual report is not part of the prospectus.)

 The Fund's long-term performance

      Income Advantage Fund

How $10,000 has grown in Income Advantage Fund


$20,000

                                                                          Income
                                                                       Advantage
                                                                            Fund
                                                                         $11,730
                                       Lehman Brothers
                                  Aggregate Bond Index
$10,000



5/96    8/96    11/96    2/97     5/97     8/97    11/97    2/98   5/98    8/98

 Average annual total returns
 (as of Aug. 31, 1998)
                                  1 year             Since
                                                inception*
                                  +1.03%            +7.05%

*Inception date was May 1, 1996.

     On the graph above you can see how the Fund's total return compared to a widely cited performance index, the Lehman Brothers Aggregate Bond Index.

     The  Lehman  Brothers  Aggregate  Bond  Index  is made  up of an  unmanaged representative list of government and corporate bonds as well as asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. However, the securities used to create the index may not be representative of the bonds held in Income Advantage Fund. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

     Your investment and return values fluctuate so that your accumulation units, when redeemed, may be worth more or less than their original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results. The above graph does not reflect expenses that apply to the variable accounts or the annuity contracts.

     (This annual report is not part of the prospectus.)

The  financial   statements   contained  in  Post-Effective   Amendment  #23  to
Registration Statement No. 2-96367 filed on or about October 29, 1998 are incorporated herein by reference.

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

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

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

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


Retirement Annuity Mutual Funds
IDS Tower 10
Minneapolis, MN 55440-0010

AMERICAN
EXPRESS
Financial
Advisors

S-6466 P (10/98)

PRINTED WITH
SOY INK

STATEMENT OF DIFFERENCES

Difference                           Description

1)  The layout is different          1)  Some of the layout in the
    throughout the annual report.        annual report to
                                         shareholders is in two
                                         columns.

2)  Headings.                        2)  The headings in the
                                         annual report are
                                         placed in a blue
                                         strip at the top
                                         of the page.

3)  There are pictures, icons        3)  Each picture, icon and
    and graphs throughout the            graph is described to
    annual report.                       the left of the text.

4)  Footnotes for charts and         4)  The footnotes for each
    graphs are described at              chart or graph are typed
    the left margin.                     below the description of
                                         the chart or graph.